UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-08348

LORD ASSET MANAGEMENT TRUST
 (Exact name of registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Patrick W. D. Turley
Dechert LLP
1900 K Street NW
Washington, D.C. 20006
Thomas S. White, Jr.
       Thomas White International, Ltd.
440 South LaSalle Street
Chicago, Illinois 60605-1028
(Name and address of agent for service)

(312) 663-8300
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

Thomas White International Fund
Investment Portfolio (Unaudited)			July 31, 2018

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (96.3%)
	AUSTRALIA (8.3%)
	Aristocrat Leisure Limited +	Consumer Services	154,400	$ 3,701,787
	BHP Billiton Ltd +	Materials	178,900	4,681,221
	CSL Limited +	Pharmaceuticals, Biotechnology & Life Sciences	31,800	4,638,719
	Iluka Resources Ltd +	Materials	432,100	3,673,113
	Orica Limited +	Materials	226,100	2,953,380
	Treasury Wine Estates Limited +	Food, Beverage & Tobacco	199,900	2,731,101
				22,379,321

	BELGIUM (1.2%)
	KBC Group NV+	Banks	41,500	3,189,085

	CANADA (4.8%)
	Canadian National Railway Company	Transportation	34,700	3,097,485
	Nutrien Ltd.	Materials	65,800	3,573,640
	Open Text Corporation	Software & Services	90,000	3,349,272
	Suncor Energy, Inc.	Energy	69,600	2,930,921
				12,951,318

	CHINA (7.4%)
	Alibaba Group Holding Ltd. - ADR *#	Software & Services	23,900	4,474,797
	Anhui Conch Cement Company Limited - H Shares +	Materials	422,000	2,700,403
	Baidu, Inc. - ADR *	Software & Services	17,900	4,424,522
	Kweichow Moutai Co., Ltd. - A Shares +	Food, Beverage & Tobacco	25,400	2,711,834
	Midea Group Co., Ltd. - A Shares +	Consumer Durables & Apparel	337,500	2,375,620
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	360,500	3,342,717
				20,029,893

	FINLAND (2.2%)
	Konecranes OYJ +	Capital Goods	69,600	2,687,344
	Sampo Oyj - A Shares +	Insurance	66,600	3,383,026
				6,070,370

	FRANCE (4.3%)
	Societe BIC SA +	Commercial & Professional Services	28,800	2,752,774
	Eiffage +	Capital Goods	23,000	2,573,708
	Safran SA +	Capital Goods	30,900	3,829,153
	Societe Generale SA +	Banks	53,400	2,378,691
				11,534,326

	GERMANY (1.3%)
	Bayerische Motoren Werke Aktiengesellschaft+	Automobiles & Components	35,200	3,404,090

	HONG KONG (1.0%)
	Techtronic Industries Company Limited+	Consumer Durables & Apparel	482,000	2,692,829

	INDIA (4.1%)
	Axis Bank Limited *+	Banks	347,700	2,791,307
	Exide Industries Ltd. +	Automobiles & Components	716,000	2,922,653
	HDFC Bank Ltd. - ADR	Banks	29,000	2,996,860
	Larsen & Toubro Ltd +	Capital Goods	124,300	2,361,452
				11,072,272

	INDONESIA (2.7%)
	PT Bank Central Asia Tbk +	Banks	2,897,300	4,676,261
	PT Telekomunikasi Indonesia Persero Tbk +	Telecommunication Services	10,091,400	2,492,830
				7,169,091

	IRELAND (1.1%)
	CRH PLC+	Materials	88,800	3,024,311

	ITALY (1.2%)
	UniCredit S.p.A+	Banks	188,555	3,333,379

	JAPAN (15.4%)
	DAIKIN INDUSTRIES, LTD. +	Capital Goods	31,200	3,728,269
	FANUC Corporation +	Capital Goods	17,000	3,344,992
	Hoya Corp +	Technology Hardware & Equipment	61,700	3,718,928
	Japan Tobacco Inc. +	Food, Beverage & Tobacco	79,400	2,258,961
	Kansai Paint Co., Ltd. +	Materials	124,400	2,858,268
	Nabtesco Corporation +	Capital Goods	92,300	2,863,957

Nitori Holdings Co., Ltd. +	Retailing	16,900	2,550,558
ORIX Corporation +	Diversified Financials	195,700	3,177,752
Park24 Co., Ltd. +	Commercial & Professional Services	89,700	2,523,584
Rohm Co Ltd +	Semiconductors & Semiconductor Equipment	30,000	2,559,816
SMC Corp/Japan +	Capital Goods	10,100	3,402,240
SoftBank Corp. +	Telecommunication Services	65,100	5,413,115
Sundrug Co., Ltd. +	Food & Staples Retailing	77,700	3,112,213
			41,512,653

MEXICO (2.2%)
Cemex SAB de CV *	Materials	3,464,724	2,587,703
Grupo Aeroportuario del Sureste SAB de CV - B Shares	Transportation	185,700	3,316,899
			5,904,602

NETHERLANDS (3.5%)
ING Groep N.V. +	Banks	249,100	3,805,671
Royal Dutch Shell PLC - B Shares +	Energy	161,900	5,666,294
			9,471,965

PERU (1.3%)
Credicorp Ltd.	Banks	15,100	3,454,427

RUSSIA (2.2%)
LUKOIL PJSC - ADR +	Energy	44,200	3,169,986
Sberbank of Russia PJSC - ADR +	Banks	205,600	2,899,711
			6,069,697

SINGAPORE (1.2%)
DBS Group Holdings Limited+	Banks	171,000	3,358,669

SOUTH AFRICA (2.1%)
FirstRand Limited +	Diversified Financials	509,200	2,684,192
Naspers Limited - N Shares +	Media	12,200	3,003,057
			5,687,249

SOUTH KOREA (4.6%)
KB Financial Group Inc. +	Banks	70,300	3,377,391
LG Household & Health Care Ltd. +	Household & Personal Products	2,225	2,408,455
POSCO +	Materials	9,650	2,841,853
Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	88,950	3,690,205
			12,317,904

SPAIN (2.8%)
Aena SME, S.A. +	Transportation	15,800	2,867,853
Banco Bilbao Vizcaya Argentaria, S.A. +	Banks	636,600	4,668,504
			7,536,357

SWEDEN (3.5%)
Hennes & Mauritz AB - B Shares +	Retailing	160,900	2,504,631
Hexagon AB - B Shares +	Technology Hardware & Equipment	50,100	3,053,784
SKF AB - B Shares +	Capital Goods	192,800	3,959,682
			9,518,097

SWITZERLAND (3.4%)
Credit Suisse Group AG +	Diversified Financials	180,000	2,902,215
IWG PLC +	Commercial & Professional Services	800,000	3,188,493
The Swatch Group AG +	Consumer Durables & Apparel	7,200	3,234,328
			9,325,036

TAIWAN (2.6%)
Pegatron Corporation +	Technology Hardware & Equipment	1,074,000	2,392,953
Taiwan Semiconductor Manufacturing Company, Ltd. +	Semiconductors & Semiconductor Equipment	104,000	830,357
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	Semiconductors & Semiconductor Equipment	93,000	3,832,530
			7,055,840

THAILAND (2.6%)
Airports of Thailand Public Company Ltd. +	Transportation	1,658,800	3,305,827
Kasikornbank Public Company Limited +	Banks	547,200	3,705,290
			7,011,117

TURKEY (0.5%)
Tofas Turk Otomobil Fabrikasi A.S.+	Automobiles & Components	277,700	1,299,902

UNITED KINGDOM (8.8%)
Antofagasta plc +	Materials	230,300	3,039,349
Ashtead Group Plc +	Capital Goods	108,700	3,346,771
BP p.l.c. +	Energy	625,200	4,697,486
Lloyds Banking Group plc +	Banks	4,626,800	3,785,246
SHIRE PLC +	Pharmaceuticals, Biotechnology & Life Sciences	49,600	2,823,616

Smith & Nephew plc +	Health Care Equipment & Services	129,000	2,235,913
WPP plc +	Media	238,500	3,734,118
			23,662,499

Total Common Stocks	(Cost $218,460,913)		260,036,299

PREFERRED STOCKS (1.9%)
BRAZIL (1.9%)
Itau Unibanco Holding S.A. (10/29/18, 0.43%) ^	Banks	411,860	4,948,948

Total Preferred Stocks	(Cost $3,904,487)		4,948,948

Total Investments	98.2%	(Cost $222,365,400)	$ 264,985,247
Other Assets, Less Liabilities	1.8		4,963,503
Total Net Assets:	100.0%		$ 269,948,750

*	Non-Income Producing Securities
#
All or a portion of securities on loan at July 31, 2018. The market value of the securities loaned was $4,474,797. The loaned securities were secured with non-cash collateral with a value of $4,510,734. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

^	Maturity Date and Preferred Dividend Rate of Preferred Stock.
+	Fair Valued Security
ADR	- American Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income purposes at July 31, 2018 was as follows~:

Cost of Investments	$ 222,365,400
Gross unrealized appreciation	51,172,583
Gross unrealized depreciation	(8,552,736)
Net unrealized appreciation	$ 42,619,847

~ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following table summarizes the inputs used, as of July 31, 2018, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$–	$22,379,321	$–	$22,379,321
Belgium	–	3,189,085	–	3,189,085
Canada	12,951,318	–	–	12,951,318
China	8,899,319	11,130,574	–	20,029,893
Finland	–	6,070,370	–	6,070,370
France	–	11,534,326	–	11,534,326
Germany	–	3,404,090	–	3,404,090
Hong Kong	–	2,692,829	–	2,692,829
India	2,996,860	8,075,412	–	11,072,272
Indonesia	–	7,169,091	–	7,169,091
Ireland	–	3,024,311	–	3,024,311
Italy	–	3,333,379	–	3,333,379
Japan	–	41,512,653	–	41,512,653
Mexico	5,904,602	–	–	5,904,602
Netherlands	–	9,471,965	–	9,471,965
Peru	3,454,427	–	–	3,454,427
Russia	–	6,069,697	–	6,069,697
Singapore	–	3,358,669	–	3,358,669
South Africa	–	5,687,249	–	5,687,249
South Korea	–	12,317,904	–	12,317,904
Spain	–	7,536,357	–	7,536,357
Sweden	–	9,518,097	–	9,518,097
Switzerland	–	9,325,036	–	9,325,036
Taiwan	3,832,530	3,223,310	–	7,055,840
Thailand	–	7,011,117	–	7,011,117
Turkey	–	1,299,902	–	1,299,902
United Kingdom	–	23,662,499	–	23,662,499
Total Common Stocks	$38,039,056	$221,997,243	$–	$260,036,299

Preferred Stocks
Brazil	$4,948,948	$–	$–	$4,948,948
Total Preferred Stocks	$4,948,948	$–	$–	$4,948,948

Total Investments	$42,988,004	$221,997,243	$–	$264,985,247

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

See below for transfers into or out of Level 1 and Level 2 during the period.

	Security Description	Country	Market Value
Transfers into Level 1	None	None	$-
Transfers out of Level 1	Exide Industries Ltd.	India	(2,922,653)
Net Transfers into Level 1			$(2,922,653)

	Security Description	Country	Market Value
Transfers into Level 2	Exide Industries Ltd.	India	$2,922,653
Transfers out of Level 2	None	None	-
Net Transfers into Level 2			$2,922,653

Transfers were made out of Level 1 and into Level 2 due to one security being priced by adjusted quoted prices on July 31, 2018.

Transefers between Levels are recognized at the end of the reporting period.

Thomas White Emerging Markets Fund
Investment Portfolio (Unaudited)			July 31, 2018

Country	Issue	Industry	Shares	Value (US$)
	COMMON STOCKS (93.9%)
	BRAZIL (6.2%)
	B3 SA - Brasil Bolsa Balcao	Diversified Financials	68,100	$ 429,469
	Hypera SA	Household & Personal Products	36,900	273,312
	Petroleo Brasileiro SA Petrobras	Energy	115,400	606,009
	Vale SA	Materials	65,122	953,415
				2,262,205

	CHINA (29.5%)
	Alibaba Group Holding Ltd. - ADR *#	Software & Services	10,750	2,012,723
	Anhui Conch Cement Company Limited - H Shares +	Materials	138,900	888,829
	Baidu, Inc. - ADR *	Software & Services	2,475	611,771
	China Construction Bank Corp. - H Shares +	Banks	987,000	893,755
	China Petroleum and Chemical Corporation (Sinopec) - H Shares +	Energy	478,000	459,060
	Ctrip.com International, Ltd. - ADR *	Retailing	8,500	349,775
	Kweichow Moutai Co., Ltd. - A Shares +	Food, Beverage & Tobacco	2,800	298,942
	Midea Group Co., Ltd. - A Shares +	Consumer Durables & Apparel	33,000	232,283
	Momo Inc. - ADR *#	Software & Services	12,600	516,852
	NetEase, Inc. - ADR #	Software & Services	1,865	481,170
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	74,700	692,652
	Shanghai International Airport Co., Ltd. - A Shares +	Transportation	37,000	328,880
	SINA Corporation *	Software & Services	4,300	346,064
	Tencent Holdings Limited +	Software & Services	45,500	2,068,593
	ZTO Express (Cayman) Inc. - ADR #	Transportation	31,100	616,713
				10,798,062

	HONG KONG (3.8%)
	Brilliance China Automotive Holdings Ltd. +	Automobiles & Components	188,000	246,139
	China Overseas Land & Investment Limited +	Real Estate	130,000	408,109
	Haier Electronics Group Co., Ltd. +	Consumer Durables & Apparel	93,000	271,271
	Shenzhou International Group Holdings Ltd. +	Consumer Durables & Apparel	39,000	479,901
				1,405,420

	INDIA (10.3%)
	Cholamandalam Investment and Finance Company Limited +	Diversified Financials	20,100	420,028
	Eicher Motors Ltd. +	Capital Goods	800	324,671
	Exide Industries Ltd. +	Automobiles & Components	94,300	384,925
	HDFC Bank Ltd. - ADR	Banks	4,800	496,032
	Larsen & Toubro Ltd +	Capital Goods	18,200	345,764
	Mahindra & Mahindra Ltd. - GDR +	Automobiles & Components	33,698	463,319
	Reliance Industries Ltd. +	Energy	28,000	484,362
	WNS (Holdings) Ltd. - ADR *	Software & Services	8,900	433,074
	YES BANK Limited +	Banks	78,400	421,422
				3,773,597

	INDONESIA (2.1%)
	PT Bank Negara Indonesia (Persero) Tbk +	Banks	772,800	397,092
	PT United Tractors Tbk +	Energy	158,400	388,192
				785,284

	MALAYSIA (1.1%)
	CIMB Group Holdings Berhad+	Banks	274,500	401,914

	MEXICO (4.4%)
	Cemex SAB de CV *	Materials	534,720	399,367
	Grupo Aeroportuario del Sureste SAB de CV - B Shares	Transportation	18,400	328,654
	Grupo Financiero Banorte, S.A.B. de C.V.	Banks	129,100	900,484
				1,628,505

	PERU (1.0%)
	Credicorp Ltd.	Banks	1,600	366,032

	PHILIPPINES (1.0%)
	Metropolitan Bank & Trust Company+	Banks	253,972	352,586

	POLAND (0.8%)
	KGHM Polska Miedz S.A.*+	Materials	10,600	279,835

	RUSSIA (4.6%)
	LUKOIL PJSC - ADR +	Energy	12,700	910,833
	Sberbank of Russia PJSC - ADR +	Banks	56,075	790,862
				1,701,695

	SOUTH AFRICA (4.6%)
	Absa Group Limited +	Banks	24,500	320,330
	FirstRand Limited +	Diversified Financials	52,200	275,167

Naspers Limited - N Shares +	Media	4,375	1,076,916
			1,672,413

SOUTH KOREA (11.6%)
KB Financial Group Inc. +	Banks	9,800	470,817
Korea Zinc Co Ltd +	Materials	1,075	397,700
LG Chem Ltd. +	Materials	875	294,590
LG Household & Health Care Ltd. +	Household & Personal Products	530	573,699
POSCO +	Materials	1,425	419,652
Samsung Electronics Co., Ltd. +	Semiconductors & Semiconductor Equipment	37,750	1,566,108
Shinhan Financial Group Co., Ltd. +	Banks	14,025	548,000
			4,270,566

TAIWAN (9.4%)
Airtac International Group +	Capital Goods	21,000	229,571
Catcher Technology Co., Ltd +	Technology Hardware & Equipment	33,000	407,335
Largan Precision Company Limited +	Technology Hardware & Equipment	3,000	504,557
Pegatron Corporation +	Technology Hardware & Equipment	170,000	378,773
Taiwan Semiconductor Manufacturing Company, Ltd. +	Semiconductors & Semiconductor Equipment	240,700	1,921,797
			3,442,033

THAILAND (2.8%)
Airports of Thailand Public Company Ltd. +	Transportation	162,400	323,647
Kasikornbank Public Company Limited +	Banks	48,400	327,734
PTT Exploration and Production Public Company Limited +	Energy	92,900	386,810
			1,038,191

TURKEY (0.7%)
Turkcell Iletisim Hizmetleri AS+	Telecommunication Services	91,600	240,151

Total Common Stocks	(Cost $26,022,980)		34,418,489

PREFERRED STOCKS (4.6%)
BRAZIL (3.4%)
Banco Bradesco S.A. (10/31/18, N/A)^	Banks	33,000	267,461
Gerdau S.A. (11/08/18, 0.38%)^	Materials	75,900	337,104
Itau Unibanco Holding S.A. (10/29/18, 0.43%)^	Banks	53,949	648,256
			1,252,821

SOUTH KOREA (1.2%)
Samsung Electronics Co., Ltd. (10/15/18, 3.27%)^ +	Semiconductors & Semiconductor Equipment	12,500	428,993

Total Preferred Stocks	(Cost $1,666,899)		1,681,814

SHORT TERM INVESTMENT (1.2%)
Money Market Fund (1.2%)
Northern Institutional Treasury Portfolio, 1.80% (a)		442,576	442,576

Total Short Term Investment	(Cost $442,576)		442,576

Total Investments	99.7%	(Cost $28,132,455)	$ 36,542,879
Other Assets, Less Liabilities	0.3		97,790
Total Net Assets:	100.0%		$ 36,640,669

*	Non-Income Producing Securities
#
All or a portion of securities on loan at July 31, 2018. The market value of the securities loaned was $3,627,458. The loaned securities were secured with non-cash collateral with a value of $3,662,572. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day's prices.

^	Maturity Date and Preferred Dividend Rate of Preferred Stock.
+ Fair Valued Security
(a) 7-day yield
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income purposes at July 31, 2018 was as follows~:

Cost of Investments	$ 28,132,455
Gross unrealized appreciation	9,637,086
Gross unrealized depreciation	(1,226,662)
Net unrealized appreciation	$ 8,410,424

~ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following table summarizes the inputs used, as of July 31, 2018, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$2,262,205	$–	$–	$2,262,205
China	4,935,068	5,862,994	–	10,798,062
Hong Kong	–	1,405,420	–	1,405,420
India	929,106	2,844,491	–	3,773,597
Indonesia	–	785,284	–	785,284
Malaysia	–	401,914	–	401,914
Mexico	1,628,505	–	–	1,628,505
Peru	366,032	–	–	366,032
Philippines	–	352,586	–	352,586
Poland	–	279,835	–	279,835
Russia	–	1,701,695	–	1,701,695
South Africa	–	1,672,413	–	1,672,413
South Korea	–	4,270,566	–	4,270,566
Taiwan	–	3,442,033	–	3,442,033
Thailand	–	1,038,191	–	1,038,191
Turkey	–	240,151	–	240,151
Total Common Stocks	$10,120,916	$24,297,573	$–	$34,418,489

Preferred Stocks
Brazil	$1,252,821	$–	$–	$1,252,821
South Korea	–	428,993	–	428,993
Total Preferred Stocks	$1,252,821	$428,993	$–	$1,681,814

Short Term Investment	$442,576	$–	$–	$442,576
Total Investments	$11,816,313	$24,726,566	$–	$36,542,879

The Fund's assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

See below for transfers into or out of Level 1 and Level 2 during the period.

	Security Description	Country	Market Value
Transfers into Level 1	None	None	$-
Transfers out of Level 1	Reliance Industries Ltd.	India	(484,362)
Net Transfers into Level 1			$(484,362)

	Security Description	Country	Market Value
Transfers into Level 2	Reliance Industries Ltd.	India	$484,362
Transfers out of Level 2	None	None	-
Net Transfers into Level 2			$484,362

Transfers were made out of Level 1 and into Level 2 due to one security being priced by adjusted quoted prices on July 31, 2018.

Transefers between Levels are recognized at the end of the reporting period.

Thomas White American Opportunities Fund
Investment Portfolio (Unaudited)		July 31, 2018

Industry	Issue	Shares	Value
	COMMON STOCKS (95.3%)
	AUTOMOBILES & COMPONENTS (2.0%)
	BorgWarner, Inc.	12,000	$ 552,240
	Thor Industries, Inc.	3,775	358,059
			910,299

	BANKS (7.4%)
	Citizens Financial Group, Inc.	15,100	600,678
	Comerica Incorporated	9,250	896,695
	Fifth Third Bancorp	13,600	402,424
	Regions Financial Corporation	37,100	690,431
	Zions Bancorporation	14,900	770,330
			3,360,558

	CAPITAL GOODS (11.9%)
	Carlisle Companies Incorporated	3,530	433,625
	Cummins Inc.	2,600	371,306
	Huntington Ingalls Industries, Inc.	4,140	964,827
	Ingersoll-Rand PLC ^	5,000	492,550
	The Middleby Corporation *	3,400	348,432
	Parker-Hannifin Corporation	2,550	431,077
	Sensata Technologies Holding plc *^	15,704	853,826
	Snap-on Incorporated	4,350	737,717
	Spirit AeroSystems Holdings, Inc. - Class A	8,250	769,313
			5,402,673

	CONSUMER DURABLES & APPAREL (3.1%)
	Lennar Corporation - Class A	8,250	431,227
	NVR, Inc. *	165	455,306
	Polaris Industries Inc.	4,900	516,558
			1,403,091

	CONSUMER SERVICES (2.9%)
	Aramark	11,987	481,997
	Royal Caribbean Cruises Ltd. ^	7,400	834,424
			1,316,421

	DIVERSIFIED FINANCIALS (3.9%)
	Ameriprise Financial, Inc.	3,500	509,845
	Intercontinental Exchange, Inc.	6,500	480,415
	Voya Financial, Inc.	15,500	783,060
			1,773,320

	ENERGY (6.3%)
	Andeavor	7,410	1,111,945
	CNX Resources Corporation *	21,600	351,648
	EQT Corporation	9,400	466,992
	Noble Energy, Inc.	15,800	570,222
	TechnipFMC plc ^	11,247	366,090
			2,866,897

	FOOD, BEVERAGE & TOBACCO (2.1%)
	The Hershey Company	5,000	491,050
	Molson Coors Brewing Company - Class B	6,600	442,200
			933,250

HEALTH CARE EQUIPMENT & SERVICES (7.1%)
Boston Scientific Corporation *	19,230	646,320
Centene Corporation *	4,600	599,518
Hill-Rom Holdings, Inc.	5,290	498,318
Laboratory Corporation of America Holdings *	5,120	897,741
Zimmer Biomet Holdings, Inc.	4,600	577,392
		3,219,289

INSURANCE (3.0%)
Assurant, Inc.	4,600	507,380
Everest Re Group, Ltd. ^	1,700	371,195
The Hartford Financial Services Group, Inc.	9,300	490,110
		1,368,685

MATERIALS (8.5%)
AptarGroup, Inc.	4,400	450,692
Ball Corporation	14,100	549,477
Martin Marietta Materials, Inc.	2,900	578,318
Owens-Illinois, Inc. *	20,948	391,309
PPG Industries, Inc.	6,460	714,864
The Scotts Miracle-Gro Company - Class A	4,585	364,186
The Sherwin-Williams Company	1,840	810,943
		3,859,789

MEDIA (1.1%)
CBS Corporation - Class B (Non-Voting)	9,366	493,307

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (4.3%)
Agilent Technologies, Inc.	7,200	475,488
Charles River Laboratories International, Inc. *	5,890	732,127
Jazz Pharmaceuticals Public Limited Company *^	4,300	744,244
		1,951,859

RETAILING (2.8%)
AutoZone, Inc. *	694	489,638
Ross Stores, Inc.	9,100	795,613
		1,285,251

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.0%)
Analog Devices, Inc.	4,030	387,444
Lam Research Corporation	1,870	356,497
Skyworks Solutions, Inc.	6,300	595,854
Xilinx, Inc.	6,200	446,834
		1,786,629

SOFTWARE & SERVICES (11.9%)
Alliance Data Systems Corporation	3,500	787,080
CA, Inc.	11,600	512,836
Cadence Design Systems, Inc. *	17,900	789,211
Check Point Software Technologies Ltd. *^	7,170	807,844
Fidelity National Information Services, Inc.	7,800	804,414
FleetCor Technologies Inc. *	2,950	640,150
Intuit Inc.	5,100	1,041,624
		5,383,159

TECHNOLOGY HARDWARE & EQUIPMENT (1.9%)
NetApp, Inc.	11,250	872,100

TRANSPORTATION (4.3%)
Old Dominion Freight Line, Inc.	8,300	1,218,440
Southwest Airlines Co.	12,100	703,736
		1,922,176

UTILITIES (6.8%)
Alliant Energy Corporation	14,000	601,580
Ameren Corporation	11,300	701,278
CMS Energy Corporation	13,050	630,837
DTE Energy Company	5,200	564,408
Xcel Energy, Inc.	12,050	564,663
		3,062,766

Total Common Stocks	(Cost $32,122,052)	43,171,519

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.9%)
REITS (3.9%)
Crown Castle International Corp.	5,650	626,190
Digital Realty Trust, Inc.	4,700	570,674
Prologis, Inc.	8,400	551,208
		1,748,072

Total Real Estate Investment Trusts (REITs)	(Cost $1,539,585)	1,748,072

Total Investments	99.2%	(Cost $33,661,637)	$ 44,919,591
Other Assets, Less Liabilities	0.8%		384,931
Total Net Assets:	100.0%		$ 45,304,522

*	Non-Income Producing Securities
^	Foreign Issued Securities

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS
was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows^:

Cost of Investments	$ 33,661,637
Gross unrealized appreciation	11,796,895
Gross unrealized depreciation	(538,941)
Net unrealized appreciation	$ 11,257,954

~ Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following table summarizes the inputs used, as of July 31, 2018, in valuating the Fund's assets:
	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles & Components	$910,299	$–	$–	$910,299
Banks	3,360,558	–	–	3,360,558
Capital Goods	5,402,673	–	–	5,402,673
Consumer Durables & Apparel	1,403,091	–	–	1,403,091
Consumer Services	1,316,421	–	–	1,316,421
Diversified Financials	1,773,320	–	–	1,773,320
Energy	2,866,897	–	–	2,866,897
Food, Beverage & Tobacco	933,250	–	–	933,250
Health Care Equipment & Services	3,219,289	–	–	3,219,289
Insurance	1,368,685	–	–	1,368,685
Materials	3,859,789	–	–	3,859,789
Media	493,307	–	–	493,307
Pharmaceuticals, Biotechnology & Life Sciences	1,951,859	–	–	1,951,859
Retailing	1,285,251	–	–	1,285,251
Semiconductors & Semiconductor Equipment	1,786,629	–	–	1,786,629
Software & Services	5,383,159	–	–	5,383,159
Technology Hardware & Equipment	872,100	–	–	872,100
Transportation	1,922,176	–	–	1,922,176
Utilities	3,062,766	–	–	3,062,766
Total Common Stocks	$43,171,519	$–	$–	$43,171,519

Real Estate Investment Trusts (REITs)
REITs	$1,748,072	$–	$–	$1,748,072
Total REITs	$1,748,072	$–	$–	$1,748,072

Total Investments	$44,919,591	$–	$–	$44,919,591

No transfers between Levels 1, 2 or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

Item 2. Controls and Procedures.

(a)
The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Lord Asset Management Trust

By (Signature and Title) /s/ Stathy M. White
                                           Stathy M. White
                                           President (Principal Executive Officer)

Date                                 September 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Stathy M. White
                                           Stathy M. White
                                           President (Principal Executive Officer)

Date                                 September 19, 2018

By (Signature and Title) /s/ David M. Sullivan II
                                           David M. Sullivan II
                                           Treasurer (Principal Financial Officer)

Date                                 September 19, 2018